UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
     (Address of principal executive offices)   (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878- 4066
                                                    ----------------------------
Date of fiscal year end:       6/30
                        ------------------

Date of reporting period:      12/31/09
                         -----------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report

--------------------------------------------------------------------------------
                                                               December 31, 2009
                                                                     (Unaudited)

Semi-Annual Report
--------------------------------------------------------------------------------

TOUCHSTONE TAX-FREE TRUST

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE INVESTMENTS(R)

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                       6
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          7-8
--------------------------------------------------------------------------------
Financial Highlights                                                        9-13
--------------------------------------------------------------------------------
Notes to Financial Statements                                              14-21
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      Florida Tax-Free Money Market Fund                                   22-23
--------------------------------------------------------------------------------
      Ohio Tax-Free Bond Fund                                              24-25
--------------------------------------------------------------------------------
      Ohio Tax-Free Money Market Fund                                      26-29
--------------------------------------------------------------------------------
      Tax-Free Money Market Fund                                           30-32
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            33
--------------------------------------------------------------------------------
Portfolio Composition                                                         34
--------------------------------------------------------------------------------
Other Items                                                                35-40
--------------------------------------------------------------------------------
Privacy Protection Policy                                                     41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
December 31, 2009
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / MIG1/SP1-+                                                      95.3
FW1(NR)                                                                      4.7
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                             82.1
Fixed Rate Revenue & General
   Obligation Bonds                                                         17.8
Other Assets/Liabilities (net)                                               0.1
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / MIG1/SP1-+                                                      84.0
FW1(NR)                                                                     16.0
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            76.9
Fixed Rate Revenue & General
   Obligation Bonds                                                        23.4
Other Assets/Liabilities (net)                                             (0.3)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE BOND FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
AAA / Aaa                                                                   16.0
AA / Aa                                                                     50.1
A/A                                                                         24.8
BBB/Baa                                                                      5.7
BB/Ba                                                                        3.4
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Fixed Rate Revenue & General
   Obligation Bonds                                                         97.2
Floating & Variable Rate
   Demand Notes                                                              2.3
Other Assets/Liabilities (net)                                               0.5
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / MIG1/SP1-+                                                      85.4
FW1(NR)                                                                     14.6
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                             70.9
Fixed Rate Revenue & General
   Obligation Bonds                                                         28.9
Other Assets/Liabilities (net)                                               0.2
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                           FLORIDA          OHIO           OHIO          TAX-FREE
                                                                          TAX-FREE        TAX-FREE       TAX-FREE          MONEY
                                                                        MONEY MARKET        BOND       MONEY MARKET       MARKET
                                                                            FUND            FUND           FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost or at original cost for Ohio Tax-Free Bond Fund    $  14,834,264   $  57,292,082   $ 311,323,915  $  59,650,487
------------------------------------------------------------------------------------------------------------------------------------
  At market value                                                      $  14,834,264   $  60,036,581   $ 311,323,915  $  59,650,487
Cash                                                                          14,326          30,522         381,249         15,179
Interest receivable                                                           29,690         381,551         813,464        186,711
Receivable for capital shares sold                                                --          95,309              --             --
Other assets                                                                  13,658           9,329           7,544         11,239
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              14,891,938      60,553,292     312,526,172     59,863,616
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                                131          61,883          11,275              3
Payable for capital shares redeemed                                               --          62,817              --             --
Payable for securities purchased                                                  --              --       1,739,621             --
Payable to Advisor                                                             9,752          25,629          98,996          4,955
Payable to other affiliates                                                    1,144           2,917          66,565         20,359
Payable to Trustees                                                            7,479           4,923           7,432          7,021
Other accrued expenses and liabilities                                        25,230          51,768         113,411         53,380
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             43,736         209,937       2,037,300         85,718
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                             $  14,848,202   $  60,343,355   $ 310,488,872  $  59,777,898
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                        $  14,854,026   $  57,633,524   $ 310,486,491  $  59,778,568
Accumulated net realized gains (losses) on investments                        (5,824)        (34,668)          2,381           (670)
Net unrealized appreciation on investments                                        --       2,744,499              --             --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                             $  14,848,202   $  60,343,355   $ 310,488,872  $  59,777,898
====================================================================================================================================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                                $  14,848,202   $  53,352,205   $ 125,590,601  $  18,062,795
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                   14,854,013       4,630,116     125,570,819     18,073,237
====================================================================================================================================
Net asset value and redemption price per share                         $        1.00   $       11.52   $        1.00  $        1.00
====================================================================================================================================
Maximum offering price per share                                       $          --   $       12.09   $          --  $          --
====================================================================================================================================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                                $          --   $   6,991,150   $          --  $          --
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                           --         606,125              --             --
====================================================================================================================================
Net asset value, offering price and redemption price per share*        $          --   $       11.53   $          --  $          --
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                           FLORIDA          OHIO           OHIO          TAX-FREE
                                                                          TAX-FREE        TAX-FREE       TAX-FREE          MONEY
                                                                        MONEY MARKET        BOND       MONEY MARKET       MARKET
                                                                            FUND            FUND           FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS S SHARES
Net assets applicable to Class S shares                                $          --   $          --   $          --  $  41,715,103
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                           --              --              --     41,715,485
====================================================================================================================================
Net asset value, offering price and redemption price per share         $          --   $          --  $          --   $        1.00
====================================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets applicable to Institutional Class shares                    $          --   $          --   $ 184,898,271  $          --
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                           --              --     184,902,684             --
====================================================================================================================================
Net asset value, offering price and redemption price per share         $          --   $          --   $        1.00  $          --
====================================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                              FLORIDA        OHIO            OHIO         TAX-FREE
                                                                             TAX-FREE      TAX-FREE        TAX-FREE         MONEY
                                                                           MONEY MARKET      BOND        MONEY MARKET      MARKET
                                                                               FUND          FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest Income                                                            $    58,688    $ 1,377,677    $ 1,269,963    $   283,514
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                        45,770        152,476        711,922        153,328
Administration fees                                                             18,343         60,991        319,575         61,340
Distribution expenses, Class A                                                  22,878         67,990        148,644         25,313
Distribution expenses, Class C                                                      --         32,991             --             --
Distribution expenses, Class S                                                      --             --             --        123,243
Transfer Agent fees, Class A                                                       605         13,610         84,342          6,069
Transfer Agent fees, Class C                                                        --          2,118             --             --
Transfer Agent fees, Class S                                                        --             --             --         20,179
Transfer Agent fees, Institutional Class                                            --             --            151             --
Professional fees                                                               11,092         11,092         24,198         12,100
Money market insurance                                                           2,597             --         35,636          4,941
Postage and supplies                                                             1,386          9,932         12,021          4,410
Trustees' fees and expenses                                                      6,554          4,537          6,554          6,077
Pricing expenses                                                                 3,025          5,042         11,594          3,331
Registration fees, Class A                                                       2,456          2,900          6,852          2,076
Registration fees, Class C                                                          --          2,399             --             --
Registration fees, Class S                                                          --             --             --          2,534
Reports to shareholders                                                          3,025          6,050          5,042          5,042
Custodian fees                                                                     770          2,397         10,817          1,794
Compliance fees and expenses                                                     1,258          1,261          2,268          1,263
Other expenses                                                                     604          1,009          5,041          1,008
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 120,363        376,795      1,384,657        434,048
Fees waived by the Administrator                                               (18,343)       (60,991)      (319,575)       (61,340)
Fees waived and/or expenses reimbursed by the Advisor                          (44,640)       (31,775)      (110,886)       (97,249)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                    57,380        284,029        954,196        275,459
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                            1,308      1,093,648        315,767          8,055
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions                                       --        210,004          2,430              2
Net change in unrealized appreciation/depreciation on investments                   --      1,394,804             --             --
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    --      1,604,808          2,430              2
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     1,308    $ 2,698,456    $   318,197    $     8,057
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 FLORIDA                           OHIO
                                                                                 TAX-FREE                        TAX-FREE
                                                                               MONEY MARKET                        BOND
                                                                                   FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS                      SIX MONTHS
                                                                          ENDED            YEAR          ENDED             YEAR
                                                                       DECEMBER 31,        ENDED       DECEMBER 31,        ENDED
                                                                           2009           JUNE 30,         2009           JUNE 30,
                                                                       (UNAUDITED)          2009       (UNAUDITED)          2009
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                  $      1,308    $    228,652    $  1,093,648    $  2,160,222
Net realized gains from security transactions                                    --              --         210,004          27,470
Net change in unrealized appreciation/depreciation on investments                --              --       1,394,804         400,652
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    1,308         228,652       2,698,456       2,588,344
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                          (1,308)       (228,652)       (997,366)     (1,981,807)
From net investment income, Class C                                              --              --         (96,282)       (178,415)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                    (1,308)       (228,652)     (1,093,648)     (2,160,222)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                14,065,578      49,210,197       2,935,070       5,013,732
Reinvested distributions                                                         50           7,529         692,576       1,260,876
Payments for shares redeemed                                            (21,515,108)    (45,836,585)     (3,574,635)     (6,247,579)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS    (7,449,480)      3,381,141          53,011          27,029
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                        --              --         850,215       1,628,668
Reinvested distributions                                                         --              --          64,559         128,173
Payments for shares redeemed                                                     --              --        (147,644)     (1,097,878)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                       --              --         767,130         658,963
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (7,449,480)      3,381,141       2,424,949       1,114,114

NET ASSETS
Beginning of period                                                      22,297,682      18,916,541      57,918,406      56,804,292
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                          $ 14,848,202    $ 22,297,682    $ 60,343,355    $ 57,918,406
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                OHIO
                                                                              TAX-FREE                          TAX-FREE
                                                                            MONEY MARKET                      MONEY MARKET
                                                                                FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                       ENDED             YEAR            ENDED             YEAR
                                                                    DECEMBER 31,        ENDED         DECEMBER 31,        ENDED
                                                                        2009           JUNE 30,          2009            JUNE 30,
                                                                    (UNAUDITED)          2009         (UNAUDITED)          2009
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                              $     315,767    $   4,900,298    $       8,055    $     490,970
Net realized gains (losses) from security transactions                     2,430              (49)               2               --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               318,197        4,900,249            8,057          490,970
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                      (40,762)      (1,274,560)          (5,999)        (203,998)
From net investment income, Class S                                           --               --           (2,056)        (287,211)
From net investment income, Institutional Class                         (275,005)      (3,625,738)              --               --
From net realized gains, Class A                                              --          (32,302)              --               --
From net realized gains, Institutional Class                                  --          (84,341)              --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               (315,767)      (5,016,941)          (8,055)        (491,209)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A (A)
Proceeds from shares sold                                             96,567,883      201,151,386        3,645,928        9,684,704
Reinvested distributions                                                  40,802        1,305,039            5,914          201,122
Payments for shares redeemed                                        (102,920,497)    (204,259,148)      (8,006,924)      (8,577,315)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS                                                  (6,311,812)      (1,802,723)      (4,355,082)       1,308,511
------------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                                                     --               --       63,135,701      104,762,447
Reinvested distributions                                                      --               --            2,091          287,212
Payments for shares redeemed                                                  --               --      (62,324,598)     (95,168,248)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS S SHARE TRANSACTIONS                    --               --          813,194        9,881,411
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                            146,883,486      486,100,048               --               --
Reinvested distributions                                                   4,723          101,563               --               --
Payments for shares redeemed                                        (186,937,258)    (523,424,302)              --               --
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM INSTITUTIONAL CLASS
  SHARE TRANSACTIONS                                                 (40,049,049)     (37,222,691)              --               --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              (46,358,431)     (39,142,106)      (3,541,886)      11,189,683

NET ASSETS
Beginning of period                                                  356,847,303      395,989,409       63,319,784       52,130,101
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                      $ 310,488,872    $ 356,847,303    $  59,777,898    $  63,319,784
====================================================================================================================================

(A) Effective November 1, 2009, Retail Class shares of the Ohio Tax-Free Money Market Fund were changed to Class A shares.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                        2009        ----------------------------------------------------------------
                                                     (UNAUDITED)      2009         2008          2007        2006         2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             $  1.000         $  1.000     $  1.000      $  1.000     $  1.000    $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                               0.000(A)         0.008        0.023         0.029        0.023       0.011
  Net realized gains (losses) on investments          0.000(A)         0.000(A)    (0.000)(A)     0.000(A)        --      (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.000(A)         0.008        0.023         0.029        0.023       0.011
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                 (0.000)(A)       (0.008)      (0.023)       (0.029)      (0.023)     (0.011)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                   $  1.000         $  1.000     $  1.000      $  1.000     $  1.000    $  1.000
====================================================================================================================================
Total return                                           0.01%(B)         0.81%        2.29%         2.92%        2.28%       1.09%
====================================================================================================================================
Net assets at end of period (000's)                $ 14,848         $ 22,298     $ 18,917      $ 25,761     $ 27,424    $ 28,144
====================================================================================================================================
Ratio of net expenses to average net assets            0.63%(B)(C)      0.78%        0.75%         0.75%        0.75%       0.75%
Ratio of gross expenses to average net assets          1.32%(B)         1.17%        0.75%         0.75%        0.75%       0.75%
Ratio of net investment income to average
  net assets                                           0.01%(B)         0.78%        2.37%         2.88%        2.23%       1.08%


(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.60%.

OHIO TAX-FREE BOND FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                       DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                          2009         -------------------------------------------------------------
                                                       (UNAUDITED)       2009         2008          2007        2006         2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $  11.22        $  11.13     $  11.37     $  11.45     $  12.10     $  11.68
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.22            0.43         0.44         0.45         0.46         0.45
  Net realized and unrealized gains (losses)
    on investments                                         0.30            0.09        (0.12)        0.03        (0.49)        0.43
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.52            0.52         0.32         0.48        (0.03)        0.88
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.22)          (0.43)       (0.44)       (0.45)       (0.46)       (0.45)
  Distributions from net realized gains                      --              --        (0.12)       (0.11)       (0.16)       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.22)          (0.43)       (0.56)       (0.56)       (0.62)       (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $  11.52        $  11.22     $  11.13     $  11.37     $  11.45     $  12.10
====================================================================================================================================
Total return(A)                                            4.62%(B)        4.84%        2.85%        4.19%       (0.25%)       7.66%
====================================================================================================================================
Net assets at end of period (000's)                    $ 53,352        $ 51,862     $ 51,440     $ 56,163     $ 64,266     $ 74,604
====================================================================================================================================
Ratio of net expenses to average net assets                0.85%(C)        0.81%        0.75%        0.75%        0.75%        0.75%
Ratio of net investment income to average net assets       3.67%(C)        3.93%        3.92%        3.87%        3.87%        3.74%
Portfolio turnover rate                                      13%(C)           2%          17%          28%          24%          30%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE BOND FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                       DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                          2009         -------------------------------------------------------------
                                                       (UNAUDITED)       2009         2008          2007        2006         2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $  11.23        $  11.14     $  11.39     $  11.46     $  12.11     $  11.69
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.17            0.35         0.36         0.36         0.37         0.36
  Net realized and unrealized gains (losses)
    on investments                                         0.30            0.09        (0.13)        0.04        (0.49)        0.43
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.47            0.44         0.23         0.40        (0.12)        0.79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.17)          (0.35)       (0.36)       (0.36)       (0.37)       (0.36)
  Distributions from net realized gains                      --              --        (0.12)       (0.11)       (0.16)       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.17)          (0.35)       (0.48)       (0.47)       (0.53)       (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $  11.53        $  11.23     $  11.14     $  11.39     $  11.46     $  12.11
====================================================================================================================================
Total return(A)                                            4.22%(B)        4.08%        2.00%        3.50%       (1.00%)       6.86%
====================================================================================================================================
Net assets at end of period (000's)                    $  6,991        $  6,056     $  5,364     $  5,169     $  6,728     $  9,400
====================================================================================================================================
Ratio of net expenses to average net assets                1.60%(C)        1.55%        1.50%        1.50%        1.50%        1.50%
Ratio of net investment income to average net assets       2.92%(C)        3.19%        3.17%        3.12%        3.12%        2.99%
Portfolio turnover rate                                      13%(C)           2%          17%          28%          24%          30%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 DECEMBER 31,                             YEAR ENDED JUNE 30,
                                                    2009            ----------------------------------------------------------------
                                                 (UNAUDITED)          2009         2008          2007        2006         2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   1.000         $   1.000     $   1.000      $   1.000     $   1.000   $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.000(A)          0.010         0.024          0.029         0.023       0.011
   Net realized gains on investments              0.000(A)          0.000(A)      0.000(A)       0.000(A)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.000(A)          0.010         0.024          0.029         0.023       0.011
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.000)(A)        (0.010)       (0.024)        (0.029)       (0.023)     (0.011)
   Distributions from net realized gains             --            (0.000)(A)    (0.000)(A)     (0.000)(A)        --      (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.000)(A)        (0.010)       (0.024)        (0.029)       (0.023)     (0.011)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   1.000         $   1.000     $   1.000      $   1.000     $   1.000   $   1.000
====================================================================================================================================
Total return                                       0.07%(B)          1.01%         2.43%          2.96%         2.31%       1.13%
====================================================================================================================================
Net assets at end of period (000's)           $ 125,591         $ 131,901     $ 133,736      $ 105,148     $  92,082   $  99,127
====================================================================================================================================
Ratio of net expenses to average net assets        0.72%(B)(C)       0.78%         0.75%          0.75%         0.75%       0.75%
Ratio of gross expenses to average net assets      1.12%(B)          0.75%         0.75%          0.75%         0.75%       0.75%
Ratio of net investment income to average
  net assets                                       0.07%(B)          0.99%         2.35%          2.92%         2.26%       1.05%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.70%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL CLASS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 DECEMBER 31,                             YEAR ENDED JUNE 30,
                                                    2009        --------------------------------------------------------------------
                                                 (UNAUDITED)       2009          2008          2007           2006        2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   1.000         $   1.000     $   1.000      $   1.000     $   1.000   $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.001             0.012         0.027          0.032         0.025       0.014
   Net realized gains on investments              0.000(A)          0.000(A)      0.000(A)       0.000(A)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.001             0.012         0.027          0.032         0.025       0.014
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.001)           (0.012)       (0.027)        (0.032)       (0.025)     (0.014)
   Distributions from net realized gains             --            (0.000)(A)    (0.000)(A)     (0.000)(A)        --      (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.001)           (0.012)       (0.027)        (0.032)       (0.025)     (0.014)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   1.000         $   1.000     $   1.000      $   1.000     $   1.000   $   1.000
====================================================================================================================================
Total return                                       0.27%(B)          1.26%         2.68%          3.21%         2.57%       1.39%
====================================================================================================================================
Net assets at end of period (000's)           $ 184,898         $ 224,946     $ 262,253      $ 169,708     $ 183,107   $ 192,346
====================================================================================================================================
Ratio of net expenses to average net assets        0.52%(B)(C)       0.53%         0.50%          0.50%         0.50%       0.50%
Ratio of net investment income to average
  net assets                                       0.27%(B)          1.25%         2.58%          3.17%         2.50%       1.41%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50%.

TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED
                                                         DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                            2009        ------------------------------------------------------------
                                                         (UNAUDITED)      2009         2008          2007        2006         2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $  1.000         $  1.000     $  1.000      $  1.000     $  1.000   $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                  0.000(A)         0.010        0.024         0.028        0.023      0.011
   Net realized gains (losses) on investments             0.000(A)         0.000(A)    (0.000)(A)     0.000(A)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.000(A)         0.010        0.024         0.028        0.023      0.011
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                     (0.000)(A)       (0.010)      (0.024)       (0.028)      (0.023)    (0.011)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $  1.000         $  1.000     $  1.000      $  1.000     $  1.000   $  1.000
====================================================================================================================================
Total return                                               0.06%(B)         0.96%        2.39%         2.88%        2.28%      1.14%
====================================================================================================================================
Net assets at end of period (000's)                    $ 18,063         $ 22,418     $ 21,109      $ 16,590     $ 16,279   $ 19,250
====================================================================================================================================
Ratio of net expenses to average net assets                0.87%(B)(C)      0.92%        0.89%         0.89%        0.89%      0.89%
Ratio of gross expenses to average net assets              1.16%(B)         0.89%        0.89%         0.89%        0.89%      0.89%
Ratio of net investment income to average net assets       0.06%(B)         0.94%        2.35%         2.85%        2.23%      1.13%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND - CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED
                                                         DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                            2009        ------------------------------------------------------------
                                                         (UNAUDITED)      2009         2008          2007        2006         2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $  1.000         $  1.000     $  1.000      $  1.000     $  1.000   $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                  0.000(A)         0.007        0.021         0.026        0.020      0.009
   Net realized gains (losses) on investments             0.000(A)         0.000(A)    (0.000)(A)     0.000(A)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.000(A)         0.007        0.021         0.026        0.020      0.009
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                     (0.000)(A)       (0.007)      (0.021)       (0.026)      (0.020)    (0.009)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $  1.000         $  1.000     $  1.000      $  1.000     $  1.000   $  1.000
====================================================================================================================================
Total return                                               0.01%(B)         0.73%        2.12%         2.61%        2.01%      0.87%
====================================================================================================================================
Net assets at end of period (000's)                    $ 41,715         $ 40,902     $ 31,021      $ 82,925     $ 32,658   $ 13,075
====================================================================================================================================
Ratio of net expenses to average net assets                0.91%(B)(C)      1.16%        1.15%         1.15%        1.15%      1.15%
Ratio of gross expenses to average net assets              1.54%(B)         1.54%        1.15%         1.15%        1.15%      1.15%
Ratio of net investment income to average net assets       0.01%(B)         0.69%        2.23%         2.58%        2.10%      0.86%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.90%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered. Effective November 1, 2009, Retail shares of the Ohio Tax-Free Money Market Fund were changed to Class A shares.

The Florida Tax-Free Money Market Fund offers one class of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares).

The Ohio Tax-Free Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Institutional Class shares (sold without a distribution fee). Each Class A and Institutional Class share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class A shares bear the expenses of distribution fees, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than Institutional Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Class A shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional Class shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith by the Advisor consistent with procedures approved by the Board of Trustees.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -  quoted prices in active markets for identical securities

o Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2009 and 2008 was as follows:

                                      FLORIDA
                                   TAX-FREE MONEY             OHIO TAX-FREE
                                     MARKET FUND                BOND FUND
--------------------------------------------------------------------------------
                                  2009         2008         2009         2008
--------------------------------------------------------------------------------
From tax exempt income        $   228,652  $   610,218  $ 2,160,222  $ 2,295,281
From ordinary income                   --           --           --       22,120
From long-term capital gains           --           --           --      596,039
--------------------------------------------------------------------------------
                              $   228,652  $   610,218  $ 2,160,222  $ 2,913,440
--------------------------------------------------------------------------------

                                   OHIO TAX-FREE                 TAX-FREE
                                    MONEY MARKET              MONEY MARKET
                                        FUND                      FUND
--------------------------------------------------------------------------------
                                  2009         2008         2009         2008
--------------------------------------------------------------------------------
From tax exempt income        $ 4,900,298  $ 8,550,912  $   491,209  $ 1,468,812
From ordinary income               23,216        3,188           --           --
From long-term capital gains       93,427       11,427           --           --
--------------------------------------------------------------------------------
                              $ 5,016,941  $ 8,565,527  $   491,209  $ 1,468,812
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2009:

                                                   FLORIDA
                                               TAX-FREE MONEY     OHIO TAX-FREE
                                                 MARKET FUND        BOND FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments              $  22,558,739      $  56,310,877
================================================================================
Gross unrealized appreciation                  $          --      $   2,159,175
Gross unrealized depreciation                             --           (809,480)
--------------------------------------------------------------------------------
Net unrealized appreciation                               --          1,349,695
Capital loss carryforward                             (5,824)          (244,672)
Undistributed tax exempt income                          534             37,168
Other temporary differences                             (534)           (37,168)
--------------------------------------------------------------------------------
  Accumulated earnings (deficit)               $      (5,824)     $   1,105,023
================================================================================

                                               OHIO TAX-FREE         TAX-FREE
                                                MONEY MARKET       MONEY MARKET
                                                    FUND               FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments              $ 354,396,210      $  63,267,666
================================================================================
Capital loss carryforward                      $          --      $        (672)
Post-October loss                                        (49)                --
Undistributed tax exempt income                       59,910                 23
Other temporary differences                          (59,910)               (23)
--------------------------------------------------------------------------------
  Accumulated deficit                          $         (49)     $        (672)
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The capital loss carryforward as of June 30, 2009 in the table above expires as follows:

FUND                                               AMOUNT        EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund             $       5,375     June 30, 2013
                                                         198     June 30, 2014
                                                         251     June 30, 2017
--------------------------------------------------------------------------------
                                               $       5,824
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                        $     192,709     June 30, 2016
                                                      51,963     June 30, 2017
--------------------------------------------------------------------------------
                                               $     244,672
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                     $         672     June 30, 2017
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. As of December 31, 2009, the aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $57,292,082, resulting in gross unrealized appreciation and depreciation of $2,912,094 and $167,595 respectively, and net unrealized appreciation of $2,744,499.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

4.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the six months ended December 31, 2009:

                                                                OHIO TAX- FREE
                                                                   BOND FUND
--------------------------------------------------------------------------------
Purchases of investment securities                                $ 3,871,099
Proceeds from sales and maturities of investment securities       $ 3,919,292
--------------------------------------------------------------------------------

5.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Florida Tax-Free Money Market Fund, Ohio Tax-Free Bond Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through October 31, 2010:

                                         CLASS A      CLASS C      CLASS S      INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund        0.75%          --          --                 --
Ohio Tax-Free Bond Fund                   0.85%        1.60%         --                 --
Ohio Tax-Free Money Market Fund           0.75%          --          --               0.50%
Tax-Free Money Market Fund                0.89%          --        1.15%                --

For the six months ended December 31, 2009, the Advisor waived administration fees and/or reimbursed expenses as follows:

                                          INVESTMENT                     OTHER OPERATING
                                           ADVISORY     ADMINISTRATION      EXPENSES
                                          FEES WAIVED     FEES WAIVED      REIMBURSED
----------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund        $   21,762      $   18,343      $   22,878
Ohio Tax-Free Bond Fund                   $       --      $   60,991      $   31,775
Ohio Tax-Free Money Market Fund           $       --      $  319,575      $  110,886
Tax-Free Money Market Fund                $       --      $   61,340      $   97,249

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For the six months ended December 31, 2009, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                        AMOUNT
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                                               $      605
Ohio Tax-Free Money Market Fund                                       $   70,184
Tax-Free Money Market Fund                                            $   20,165

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $7,066 from underwriting and broker commissions on the sale of Class A shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2009. In addition, the Underwriter collected $1,056 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Tax-Free Bond Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions:

                                                              OHIO TAX-FREE
                                                                BOND FUND
--------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED          YEAR
                                                      DECEMBER 31,       ENDED
                                                          2009         JUNE 30,
                                                      (UNAUDITED)        2009
--------------------------------------------------------------------------------
CLASS A
Shares sold                                              258,119        448,987
Shares reinvested                                         60,235        114,347
Shares redeemed                                         (310,001)      (565,184)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding              8,353         (1,850)
Shares outstanding, beginning of period                4,621,763      4,623,613
--------------------------------------------------------------------------------
Shares outstanding, end of period                      4,630,116      4,621,763
================================================================================

CLASS C
Shares sold                                               74,204        145,439
Shares reinvested                                          5,610         11,628
Shares redeemed                                          (12,854)       (99,544)
--------------------------------------------------------------------------------
Net increase in shares outstanding                        66,960         57,523
Shares outstanding, beginning of period                  539,165        481,642
--------------------------------------------------------------------------------
Shares outstanding, end of period                        606,125        539,165
================================================================================

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SUBSEQUENT EVENTS

During a meeting held February 18, 2010 of the Board of Trustees, the Trustees unanimously approved the liquidation of the Florida Tax-Free Money Market Fund.

--------------------------------------------------------------------------------
Portfolio of Investments
Florida Tax-Free Money Market Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 17.8%
$       135,000   Broward Co FL Parks & Land Preservation UTGO Ser 2004                       3.000        01/01/10   $     135,000
        100,000   Cleveland OH Wtr Rev Ser 2009 T                                             3.000        01/01/10         100,000
        100,000   Pinellas Co FL Cap Impt Rev Ser 2000                                        4.750        01/01/10         100,000
        145,000   OK Dev Fin Auth Rev Ser 2002 (Continuing Care Retirement B)
                     Pre-refunded @ $100                                                      6.250        02/01/10         150,746
        100,000   Beech Grove IN Cent Sch Bld Corp BANS Ser 2009                              3.000        03/01/10         100,000
        100,000   Beech Grove IN Cent Sch Bld Corp BANS Ser 2009                              3.000        03/01/10         100,000
        100,000   Columbus IN Multi-High Sch Bldg Corp BANS Ser 2009                          2.000        03/01/10         100,000
        300,000   Crestline OH Exmp Village SD Classroom Facs UTGO BANS Ser 2009              2.500        03/31/10         301,061
        210,000   FL St Brd Ed Cap Outlay UTGO Ser 1998 B (Pub Ed)                            5.250        06/01/10         214,096
        150,000   St Johns Co FL Wtr & Swr Rev Ser 2006                                       4.000        06/01/10         152,084
        100,000   FL St Brd Ed Cap Outlay UTGO Ser 1999 C (Pub Ed) Pre-refunded @ $100        5.750        06/01/10         103,089
        175,000   FL St Dept Environmental Protection Preservation Rev Ser 2008
                     (Everglades Restoration A)                                               4.000        07/01/10         177,701
        200,000   Palm Beach Co FL Libr Dist Impt UTGO Ser 2003                               3.250        07/01/10         202,622
        100,000   Palm Beach Co FL Pub Impt Rev Ser 2004                                      2.500        08/01/10         101,140
        200,000   Chillicothe OH Garage Fac LTGO BANS Ser 2009                                3.500        08/27/10         200,959
        200,000   Union Twp OH Var Purp LTGO BANS Ser 2009                                    1.250        09/14/10         200,766
        200,000   Jeffersonville IN BANS Ser 2009                                             2.000        09/23/10         200,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $   2,639,264
------------------------------------------------------------------------------------------------------------------------------------

                  FLOATING & VARIABLE RATE DEMAND NOTES -- 82.1%
        610,000   Manatee Co FL PCR Ser 1994 (FL Pwr & Light Co)                              0.150        01/01/10         610,000
        500,000   Orange Co FL Hlth Facs Auth Ser 2007 A-1 (Orlando Regl Hlthcare)
                     (SPA: Dexia Credit Local)                                                0.160        01/01/10         500,000
        680,000   Putnam Co FL Dev Auth PCR Ser 1994 (FL Pwr & Light Co)                      0.150        01/01/10         680,000
        200,000   Jacksonville FL Hlth Facs Auth Hosp Rev Ser 2003 A
                     (LOC: Bank of America NA)                                                0.080        01/01/10         200,000
        500,000   Sarasota Co FL Pub Hosp Dist Rev Ser 2008 (Sarasota Mem Hosp A)
                     (LOC: Northern Trust Co)                                                 0.070        01/01/10         500,000
        100,000   OH St Higher Edl Fac Rev Ser 2002 (Case Western A)
                     (SPA: Landesbank Hessen-Thuringen)                                       0.100        01/01/10         100,000
        100,000   Cuyahoga Co OH Rev Subser B1 Ser 2004 (Cleveland Clinic)
                     (SPA: JPMorgan Chase Bank)                                               0.100        01/01/10         100,000
        400,000   Puerto Rico Cmnwlth UTGO Ser 2007 A-6 (LOC: UBS AG)                         0.070        01/01/10         400,000
        100,000   Jacksonville FL Hlth Facs Auth Hosp Rev Ser 2007 (Baptist Med)
                     (LOC: Bank of America NA)                                                0.090        01/01/10         100,000
        700,000   Dade Co FL IDA IDR Ser 1985 D (Dolphins Stadium)
                     (LOC: Societe Generale)                                                  0.210        01/06/10         700,000
        385,000   Broward Co FL HFA MFH Rev Ser 1997 (Jacaranda Village Apts)
                     (LOC: HSBC Bank USA NA)                                                  0.240        01/06/10         385,000
        300,000   Orange Co FL HFA MFH Rev Ser 1997 (Post Fountains) (LOC: FNMA)              0.250        01/06/10         300,000
        100,000   Lee Co FL HFA MFH Rev Ser 1995 (Forestwood Apts) (LOC: FNMA)                0.340        01/06/10         100,000
        300,000   Palm Beach Co FL Rev Ser 2000 (Norton Gallery)
                     (LOC: Bank of America NA)                                                0.380        01/06/10         300,000
        550,000   Orange Co FL HFA Rev Ser 1997 (LOC: FHLMC)                                  0.240        01/06/10         550,000
        605,000   Marion Co FL HFA Ser 2002 (Paddock Apts) (LOC: FNMA)                        0.240        01/06/10         605,000
        550,000   JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street B&T Co)            0.170        01/07/10         550,000
        265,000   Hillsborough Co FL IDR Ser 2001 (Mosi-Charter Sch A)
                     (LOC: Bank of America NA)                                                0.300        01/07/10         265,000
        400,000   Marion Co FL IDA IDR Ser 2002 (Hospice of Marion Co Inc)
                     (LOC: Wachovia Bank NA)                                                  0.220        01/07/10         400,000
        750,000   Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc)
                     (LOC: Wachovia Bank NA)                                                  0.320        01/07/10         750,000
        500,000   Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler)
                     (LOC: Northern Trust Co)                                                 0.380        01/07/10         500,000
        600,000   Volusia Co FL IDA Rev Ser 2008 (Retirement Hsg Fndtn)
                     (LOC: KBC Bank NV)                                                       0.230        01/07/10         600,000

--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 82.1% (CONTINUED)
$       500,000   Wauchula FL IDR Ser 1993 (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)         0.230        01/07/10   $     500,000
        500,000   Duval Co FL HFA MFH Rev Ser 1997 (Sunbeam Rd Apts) (LOC: US Bank NA)        0.230        01/07/10         500,000
        700,000   Hillsborough Co FL IDA Pur Rev Ser 2006 (Carrollwood Day Sch)
                     (LOC: Wells Fargo Bank)                                                  0.220        01/07/10         700,000
        400,000   Palm Beach Co FL Rev Ser 2002 (Raymond F Kravis Ctr)
                     (LOC: Northern Trust Co)                                                 0.220        01/07/10         400,000
        500,000   Port Orange FL Rev Ser 2002 (Palmer College) (LOC: Bank of America NA)      0.250        01/07/10         500,000
        400,000   FL Hsg Fin Corp MFH Rev Ser 2002 (Victoria Park) (LOC: FNMA)                0.240        01/07/10         400,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $  12,195,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.9%
                  (Amortized Cost $14,834,264)                                                                        $  14,834,264

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                              13,938
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                                $  14,848,202
------------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Municipal Bonds       $         --   $ 14,834,264   $         --   $ 14,834,264

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Bond Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 97.2%
$     1,035,000   Reading OH Rev Ser 2000 (St Mary's Ed Institute)                            5.550        02/01/10   $   1,038,074
      1,000,000   Lorain Co OH Hosp Rev Ser 2001 (Catholic Hlth)                              5.625        10/01/11       1,065,390
        500,000   Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)              5.000        11/15/11         522,655
      1,000,000   Hamilton Co OH Swr Sys Rev Ser 1997 A                                       5.500        12/01/11       1,089,810
        400,000   Warren OH Wtr Wrks Rev Ser 1997                                             5.500        11/01/15         431,728
        665,000   Buckeye Valley OH LSD GO Ser 1995 A                                         6.850        12/01/15         771,427
        885,000   Licking Heights OH LSD GO Ser 2000                                          6.400        12/01/28       1,121,224
      1,000,000   Lorain Co OH Hosp Rev Ser 1999 (Catholic Hlth Partners)                     5.500        09/01/19       1,021,030
      1,000,000   Lucas Co OH Hosp Rev Ser 1999 (Promedica Hlth Grp)                          5.625        11/15/19       1,010,850
         75,000   Cuyahoga Co OH Hosp Rev ETM Ser 1980 (Univ Hosp)                            9.000        06/01/11          80,317
        570,000   Columbus-Polaris Hsg Corp Rev Ser 1979 Pre-refunded @ $100                  7.400        01/01/16         666,279
        660,000   West Chester Twp OH GO Ser 2001                                             5.500        12/01/14         722,852
        850,000   West Chester Twp OH GO Ser 2001                                             5.000        12/01/20         904,570
      1,000,000   Pickerington OH LSD UTGO Ser 2001 Pre-refunded @ $100                       5.250        12/01/11       1,087,470
      1,750,000   Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $101                              5.000        12/01/12       1,973,283
      1,000,000   Monroe OH LSD UTGO Ser 2002 Pre-refunded @ $100                             5.000        12/01/12       1,117,850
      1,085,000   West Clermont OH LSD GO Ser 2002                                            5.000        12/01/19       1,172,147
      1,000,000   Akron OH Var Purp GO Ser 2002                                               5.000        12/01/23       1,026,460
        250,000   OH St Higher Edl Fac Commn Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100   5.000        05/01/13         280,162
        765,000   Fairfield Co OH GO Ser 2003                                                 5.000        12/01/22         810,609
      1,210,000   Cincinnati OH Tech College Rev Ser 2002                                     5.250        10/01/21       1,235,761
      1,050,000   Harrison OH Wst Wtr Sys Rev Ser 2003                                        5.250        11/01/23       1,097,292
        500,000   Ross Twp OH LSD Sch Impt UTGO Ser 2003 Pre-refunded @ $100                  5.000        12/01/13         572,745
      1,185,000   Akron OH Impt GO Ser 2003                                                   5.000        12/01/22       1,228,620
      1,000,000   Toledo OH CSD GO Ser 2003 B                                                 5.000        12/01/23       1,034,490
      1,000,000   Hamilton Co OH Hosp Rev Ser 2004 (Children's Hosp Med Ctr)                  5.000        05/15/24       1,004,620
        450,000   Columbus OH TIF Rev Ser 2004 A (Polaris)                                    4.750        12/01/23         457,691
        400,000   Springboro OH Swr Sys Rev Ser 2004                                          5.000        06/01/24         403,924
      1,000,000   Mason OH Swr Sys Rev Ser 2004                                               5.000        12/01/28         948,370
      1,480,000   Lakewood OH CSD Sch Impt UTGO Ser 2004 Pre-refunded @ $100                  5.250        12/01/14       1,740,939
      1,000,000   OH St Higher Ed Fac Rev Ser 2004 (Univ Dayton)                              5.000        12/01/23       1,026,680
        810,000   Big Walnut OH LSD GO Ser 2004                                               5.000        12/01/25         856,583
      1,040,000   Franklin Co OH Hosp Rev Ser 2005 (Children's Hosp)                          5.000        05/01/25       1,052,054
        865,000   Fairfield Co OH GO Ser 2005                                                 5.000        12/01/23         905,525
      2,100,000   Oregon OH CSD GO Ser 2005                                                   5.000        12/01/27       2,222,262
      1,000,000   Univ of Cincinnati OH General Rcpts Ser 2006 A                              4.750        06/01/26       1,039,750
      1,090,000   Fairborn OH CSD GO Ser 2006                                                 5.000        12/01/26       1,171,532
      1,500,000   Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)                 5.125        11/15/26       1,474,155
      1,500,000   Little Miami OH LSD Sch Impt UTGO Ser 2006 Pre-refunded @ $100              5.000        12/01/16       1,754,025
        825,000   Parma OH GO Ser 2006                                                        4.750        12/01/24         856,482
      1,500,000   OH St Higher Ed Fac Rev Ser 2006 (Univ Dayton)                              5.000        12/01/26       1,536,030
      1,185,000   Delaware OH GO Ser 2006                                                     5.000        12/01/28       1,265,544
      2,000,000   Canal Winchester OH LSD UTGO Ser 2007                                       4.750        12/01/24       2,087,820
      1,000,000   Kings OH LSD Impt UTGO Ser 2007                                             5.000        12/01/26       1,067,250
      1,000,000   Lakewood OH CSD Facs Impt UTGO Ser 2007                                     5.000        12/01/26       1,063,070
      1,830,000   Columbus OH CSD Impt UTGO Ser 2007                                          5.000        12/01/28       1,942,856
        320,000   Brookfield LSD OH Sch Facs Impt UTGO Ser 2008                               5.000        01/15/30         333,978
      1,000,000   Cleveland OH Income Tax Rev Ser 2008 (Sub Lien Brdgs & Roadways B)          5.000        10/01/29       1,045,290
      1,500,000   Reynoldsburg OH CSD Facs Constr & Impt UTGO Ser 2008                        5.250        12/01/28       1,619,475
      1,000,000   OH St Higher Edl Fac Commn Rev Ser 2008 (Xavier Univ C)                     5.750        05/01/28       1,085,660
      2,000,000   OH St Hosp Fac Rev Ser 2009 (Cleveland Clinic Hlth B)                       5.125        01/01/28       2,060,320
        650,000   Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)                5.125        04/01/29         647,192
      1,000,000   Columbus OH CSD Sch Facs Constr & Impt UTGO Ser 2009                        4.500        12/01/29       1,009,140
      1,000,000   Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children's Hosp)               4.750        11/01/29         978,560
        895,000   Milton Union OH Exmp Village SD Spl Ltd Oblig Sch Impt Ser 2009             4.875        12/01/29         896,709
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $  58,636,581
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 2.3%
$       400,000   Cuyahoga Co OH Rev Subser B1 Ser 2004 (Cleveland Clinic)
                     (SPA: JPMorgan Chase Bank)                                               0.100        01/01/10   $     400,000
        500,000   Allen Co OH Hosp Facs Rev Ser 2008 C (Catholic Hlthcare)
                     (LOC: Wachovia Bank NA)                                                  0.100        01/01/10         500,000
        500,000   Allen Co OH Hosp Facs Rev Ser 2008 B (Catholic Hlthcare)
                     (LOC: JPMorgan Chase Bank)                                               0.100        01/01/10         500,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $   1,400,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.5%
                  (Amortized Cost $57,292,082)                                                                        $  60,036,581

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                             306,774
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                                $  60,343,355
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Municipal Bonds       $         --   $ 60,036,581   $         --   $ 60,036,581

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Money Market Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 23.4%
$     1,180,000   AMP OH Elec Rev BANS Ser 2009 (Brewster)                                    3.000        01/08/10   $   1,180,056
        785,000   Defiance OH CSD UTGO BANS Ser 2009                                          4.350        01/13/10         785,574
        652,000   AMP OH Elec Rev BANS Ser 2009 (Seville Village)                             3.000        01/15/10         652,062
      3,100,000   Westlake OH Var Purp LTGO BANS Ser 2009                                     1.250        01/28/10       3,100,568
      2,300,000   Hillsboro OH Var Purp LTGO BANS Ser 2009                                    2.750        02/03/10       2,300,000
      2,000,000   Univ Cincinnati OH General Rcpts BANS Ser 2009 A                            1.500        03/01/10       2,001,608
      1,500,000   Lyndhurst OH LTGO BANS Ser 2009                                             2.000        03/03/10       1,500,744
      1,800,000   Franklin OH LTGO BANS Ser 2009                                              2.500        03/09/10       1,801,630
      2,300,000   Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS Ser 2009                       2.500        03/10/10       2,303,180
      2,545,000   Willowick OH Var Purp Impt LTGO BANS Ser 2009                               2.500        03/10/10       2,546,166
      1,745,000   Hamilton Twp OH Infra LTGO BANS Ser 2009                                    2.850        03/17/10       1,747,122
      3,013,151   Crestline OH Exmp Village SD Classroom Facs UTGO BANS Ser 2009              2.500        03/31/10       3,023,807
        100,000   OH St Bldg Auth Facs ETM Ser 2008 (Adult Correctl)                          3.500        04/01/10         100,705
      1,085,000   Brookville OH Var Purp LTGO BANS Ser 2009                                   2.875        04/21/10       1,087,497
      1,600,000   Fayette Co OH LTGO BANS Ser 2009                                            3.125        05/13/10       1,603,555
      3,584,500   Greene Co OH Var Purp LTGO BANS Ser 2009 B                                  1.625        05/14/10       3,591,946
      1,145,000   Gates Mills OH Var Purp Impt LTGO BANS Ser 2009                             2.000        05/20/10       1,148,239
      4,810,000   Cincinnati OH CSD Sch Impt LTGO BANS Ser 2009                               1.750        05/26/10       4,818,521
      3,135,000   Middletown OH CSD Sch Impt UTGO BANS Ser 2009                               2.750        06/01/10       3,144,588
      1,750,000   Hunting Valley OH Wtr Wks Sys Impt LTGO BANS Ser 2009                       1.500        06/24/10       1,755,394
      2,445,000   AMP OH Elec Rev BANS Ser 2009 (Newton Falls)                                3.000        06/30/10       2,447,987
      1,805,000   AMP OH Elec Rev BANS Ser 2009 (Cleveland)                                   3.000        08/13/10       1,810,502
      4,000,000   Union Twp OH Var Purp LTGO BANS Ser 2009                                    1.250        09/14/10       4,015,320
        425,000   OH St Com Schs UTGO Ser 2002 B                                              5.000        09/15/10         438,281
      2,500,000   Cuyahoga Heights OH Var Purp LTGO BANS Ser 2009                             2.150        09/21/10       2,511,548
      1,200,000   Oberlin OH LTGO BANS Ser 2009                                               1.500        09/23/10       1,205,703
      2,200,000   Portage Co OH Var Purp LTGO BANS Ser 2009                                   1.500        09/30/10       2,211,388
      1,250,000   Kent OH Var Purp LTGO BANS Ser 2009                                         1.500        10/14/10       1,254,854
      2,300,000   AMP OH Elec Rev UTGO BANS                                                   2.000        10/28/10       2,309,452
      2,700,000   Springboro OH Rev Ser 2009 (Real Estate Acq)                                1.750        10/28/10       2,716,481
      1,750,000   Celina OH Var Purp LTGO BANS Ser 2009                                       1.500        11/03/10       1,754,344
      1,600,000   AMP OH Elec Rev BANS Ser 2009 (Hubbard)                                     2.250        11/10/10       1,603,407
      2,550,000   AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)                                 2.250        11/11/10       2,555,441
      1,250,000   Princeton OH CSD LTGO BANS Ser 2009 (Vehicle Acq)                           1.500        11/30/10       1,257,344
        100,000   Kings OH LSD Sch Impt UTGO Ser 2000                                         6.625        12/01/10         105,348
      2,500,000   Harrison OH Wst Wtr Sys Impt LTGO BANS Ser 2009                             1.500        12/09/10       2,513,933
        980,000   AMP OH Elec Rev BANS Ser 2010 (Brewster)                                    2.000        01/06/11         982,430
        740,000   Defiance OH CSD Sch Facs Const UTGO BANS Ser 2010                           3.500        01/12/11         757,190
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $  72,643,915
------------------------------------------------------------------------------------------------------------------------------------

                  FLOATING & VARIABLE RATE DEMAND NOTES -- 76.9%
        800,000   Cuyahoga Co OH Rev Ser 2004 (Cleveland Clinic) (SPA: Bank of Nova Scotia)   0.100        01/01/10         800,000
      2,750,000   OH St Higher Edl Fac Rev Ser 2008 (Case Western Rsrv B-2)
                     (LOC: Bank of America NA)                                                0.090        01/01/10       2,750,000
      3,870,000   OH St Wtr Dev Auth PCR Ser 2006 (FirstEnergy Nuclear B)
                     (LOC: Wachovia Bank NA)                                                  0.070        01/01/10       3,870,000
      1,250,000   OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (FirstEnergy Gen Corp A)
                     (LOC: Barclays Bank PLC)                                                 0.310        01/01/10       1,250,000
      4,600,000   OH St Higher Edl Fac Rev Ser 2002 (Case Western Rsrv A)
                     (SPA: Landesbank Hessen-Thuringen)                                       0.100        01/01/10       4,600,000
      1,000,000   OH St PCR Ser 1995 (Sohio Wtr)                                              0.150        01/01/10       1,000,000
      4,525,000   Cuyahoga Co OH Hosp Impt Rev Ser 1985 (Univ Hosp Cleveland)
                     (LOC: JPMorgan Chase Bank)                                               0.270        01/01/10       4,525,000
     10,290,000   Allen Co OH Hosp Facs Rev Ser 2008 A (Catholic Hlthcare)
                     (LOC: Bank of America NA)                                                0.230        01/01/10      10,290,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 76.9% (CONTINUED)
$     2,285,000   Cuyahoga Co OH Rev Subser B1 Ser 2004 (Cleveland Clinic)
                     (SPA: JPMorgan Chase Bank)                                               0.100        01/01/10   $   2,285,000
     12,750,000   Puerto Rico Cmnwlth UTGO Ser 2007 A-6 (LOC: UBS AG)                         0.070        01/01/10      12,750,000
        400,000   OH St Higher Edl Fac Commn Rev Ser 1999 (Kenyon College)
                     (LOC: Northern Trust Co)                                                 0.100        01/01/10         400,000
      1,600,000   OH St Univ General Rcpts Ser 2005 B                                         0.150        01/06/10       1,600,000
      3,220,000   OH St UTGO Ser 2005 B (Common Schs)                                         0.150        01/06/10       3,220,000
      8,000,000   OH St UTGO Ser 2005 A (Common Schs)                                         0.150        01/06/10       8,000,000
      7,925,000   OH St Wtr Dev Auth PCR Facs Rev Ser 2005 B (FirstEnergy)
                     (LOC: Barclays Bank PLC)                                                 0.230        01/06/10       7,925,000
      2,400,000   Wooster OH IDR Ser 1985 (Allen Group Inc) (LOC: Wachovia Bank NA)           0.320        01/06/10       2,400,000
      2,460,000   OH St Infra Impt GO Ser 2003                                                0.290        01/06/10       2,460,000
      1,150,000   Hamilton Co OH EDR Ser 1997 (The General Prostestant)
                     (LOC: National City Bank)                                                0.340        01/06/10       1,150,000
     10,010,000   OH Wtr Dev Auth Rev Ser 2002 B (Purewater) (SPA: State Street B&T Co)       0.220        01/06/10      10,010,000
      4,400,000   OH St Univ General Rcpts Ser 1999 B                                         0.170        01/06/10       4,400,000
      7,400,000   OH St Infra Impt UTGO Ser 2001 B                                            0.150        01/06/10       7,400,000
      2,500,000   OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp)
                     (LOC: Bank of Nova Scotia)                                               0.300        01/06/10       2,500,000
      2,300,000   Hamilton Co OH Hosp Facs Rev Ser 2002 A (Eliz Gamble)
                     (LOC: JPMorgan Chase Bank)                                               0.250        01/06/10       2,300,000
      4,770,000   OH St Univ General Rcpts Ser 2008 B                                         0.220        01/06/10       4,770,000
        300,000   Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 Ser 2001
                     (SPA: Societe Generale)                                                  0.330        01/06/10         300,000
     10,500,000   OH St Air Quality Dev Auth PCR Ser 2006 (FirstEnergy B)
                     (LOC: Wachovia Bank NA)                                                  0.240        01/06/10      10,500,000
      3,950,000   OH St Air Quality Dev Auth PCR Ser 2005 (FirstEnergy B)
                     (LOC: Barclays Bank PLC)                                                 0.220        01/06/10       3,950,000
        500,000   OH St Higher Ed Fac Rev Ser 2008 (Univ Hosps Hlth Sys)
                     (LOC: Wells Fargo Bank)                                                  0.170        01/06/10         500,000
      2,000,000   OH St Higher Edl Fac Rev Ser 2008 (Case Western Rsrv A)
                     (LOC: Allied Irish Bank PLC)                                             0.350        01/06/10       2,000,000
      3,985,000   Columbus OH Regl Arpt Auth Rev Ser 2004 (Pooled Fing Prog A)
                     (LOC: US Bank NA)                                                        0.230        01/07/10       3,985,000
      4,910,000   Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)         0.230        01/07/10       4,910,000
     10,000,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner)
                     (LOC: KBC Bank NV)                                                       0.330        01/07/10      10,000,000
      1,955,000   OH St Higher Edl Fac Rev Ser 2008 (Otterbein College)
                     (LOC: JPMorgan Chase Bank)                                               1.950        01/07/10       1,955,000
        900,000   Lima OH Hosp Facs Ser 1996 (Lima Mem Hosp)
                     (LOC: JPMorgan Chase Bank)                                               0.480        01/07/10         900,000
      1,335,000   Montgomery Co OH Ltd Oblig Rev Ser 1996 (Society St Vincent de Paul)
                     (LOC: National City Bank)                                                0.260        01/07/10       1,335,000
      9,300,000   Toledo OH Spl Assess Nts Ser 2008 (LOC: State Street B&T Co)                0.210        01/07/10       9,300,000
        635,000   Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr)
                     (LOC: National City Bank)                                                0.310        01/07/10         635,000
         60,000   Coshocton Co OH Hosp Ser 1999 (Echoing Hills Village)
                     (LOC: JPMorgan Chase Bank)                                               2.470        01/07/10          60,000
      1,175,000   Montgomery Co OH Hlthcare Facs Rev Ser 1999 (South Cmnty Inc)
                     (LOC: National City Bank)                                                0.310        01/07/10       1,175,000
      3,270,000   Warren Co OH IDR Ser 1991 (Liquid Container)
                     (LOC: Bank of America NA)                                                0.250        01/07/10       3,270,000
      2,980,000   Hamilton Co OH Hosp Ser 1997 (Children's Hosp Med Ctr)
                     (LOC: PNC Bank NA)                                                       0.230        01/07/10       2,980,000
        500,000   OH St Univ General Rcpts Ser 1997                                           0.200        01/07/10         500,000
        505,000   Hamilton Co OH Hosp Ser 1999 A (Drake Ctr Inc) (LOC: US Bank NA)            0.230        01/07/10         505,000
      4,720,000   Woodlawn OH EDR Ser 2000 (Goodwill Inds) (LOC: US Bank NA)                  0.250        01/07/10       4,720,000
      1,385,000   Lucas Co OH IDR Ser 2001 (Lott Inds Inc) (LOC: National City Bank)          0.260        01/07/10       1,385,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 76.9% (CONTINUED)
$       760,000   Franklin Co OH Hlth Facs Ser 2001 (Heinzerling Fndtn)
                     (LOC: JPMorgan Chase Bank)                                               0.470        01/07/10   $     760,000
        400,000   Hamilton Co OH EDR Ser 2001 (Contemporary Arts)
                     (LOC: National City Bank)                                                0.260        01/07/10         400,000
        500,000   Cuyahoga Co OH EDR Ser 2002 (North Coast Cmnty Homes)
                     (LOC: National City Bank)                                                0.460        01/07/10         500,000
        950,000   Hamilton Co OH Hosp Ser 1997 (Beechwood Home) (LOC: US Bank NA)             0.250        01/07/10         950,000
        950,000   Geauga Co OH Hlthcare Facs Rev Ser 1998 (Heather Hill Inc)
                     (LOC: Bank One Columbus NA)                                              0.220        01/07/10         950,000
      2,930,000   Columbiana Co OH Rev Ser 2002 (East Liverpool Area Y)
                     (LOC: National City Bank)                                                0.310        01/07/10       2,930,000
      3,040,000   Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo)
                     (LOC: US Bank NA)                                                        0.340        01/07/10       3,040,000
      2,625,000   Cleveland OH Arpt Sys Rev Ser 2009 D (LOC: KBC Bank NV)                     0.320        01/07/10       2,625,000
      1,120,000   Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp)
                     (LOC: National City Bank)                                                0.310        01/07/10       1,120,000
      1,885,000   Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village)
                     (LOC: National City Bank)                                                0.310        01/07/10       1,885,000
        590,000   Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo)
                     (LOC: US Bank NA)                                                        0.340        01/07/10         590,000
      3,000,000   OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp A)
                     (LOC: Bank of Nova Scotia)                                               0.220        01/07/10       3,000,000
      3,600,000   OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp C)
                     (LOC: Bank of Tokyo-Mitsubishi UFJ)                                      0.250        01/07/10       3,600,000
      1,975,000   Butler Co OH Hlthcare Facs Rev Ser 2002 (Lifesphere) (LOC: US Bank NA)      0.170        01/07/10       1,975,000
        530,000   Hamilton Co OH Hosp Facs Rev Ser 2002 B (Eliz Gamble)
                     (LOC: JPMorgan Chase Bank)                                               0.200        01/07/10         530,000
      3,245,000   Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan)
                     (LOC: JPMorgan Chase Bank)                                               0.230        01/07/10       3,245,000
      1,450,000   Hamilton Co OH Hosp Facs Rev Ser 2002 (Children's Hosp Med Ctr)
                     (LOC: US Bank NA)                                                        0.230        01/07/10       1,450,000
      4,635,000   Franklin Co OH Hosp Rev Sub Ser 1998 (Doctors OH Hlth B)
                     (LOC: National City Bank)                                                0.240        01/07/10       4,635,000
      1,000,000   OH St Higher Edl Fac Rev Ser 2005 (Cleveland Inst Music)
                     (LOC: National City Bank)                                                0.210        01/07/10       1,000,000
        915,000   Cuyahoga Co OH EDR Ser 2001 (Cleveland Botanical)
                     (LOC: Allied Irish Bank PLC)                                             0.320        01/07/10         915,000
        700,000   OH St Univ General Rcpts Ser 2001                                           0.300        01/07/10         700,000
      8,000,000   Kent St Univ OH Univ Revs General Rcpts Ser 2008 B
                     (LOC: Bank of America NA)                                                0.260        01/07/10       8,000,000
      2,155,000   Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr)
                     (LOC: National City Bank)                                                0.310        01/07/10       2,155,000
      3,515,000   Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children's Home
                     Cincinnati) (LOC: US Bank NA)                                            0.250        01/07/10       3,515,000
      4,025,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2004 (Summa Hlth
                     Sys B) (LOC: Bank One NA)                                                0.210        01/07/10       4,025,000
        665,000   Salem OH Hosp Rev Impt Ser 2005 (Salem Cmnty)
                     (LOC: JPMorgan Chase Bank)                                               0.220        01/07/10         665,000
      2,500,000   Hamilton Co OH Hlthcare Ser 2006 (Life Enriching Cmntys B)
                     (LOC: PNC Bank NA)                                                       0.260        01/07/10       2,500,000
      1,000,000   Hocking Technical College Dist OH COP Ser 2008 (Residence Hall
                     Facs) (LOC: JPMorgan Chase Bank)                                         0.220        01/07/10       1,000,000
      3,000,000   Port of Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev Ser 2008 A
                     (LOC: LaSalle Bank)                                                      0.240        01/07/10       3,000,000
      5,000,000   Wood Co OH Hosp Facs Ser 2008 (Hosp Assn)
                     (LOC: JPMorgan Chase Bank)                                               0.270        01/07/10       5,000,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 76.9% (CONTINUED)
$       500,000   Centerville OH Hlthcare Rev Ser 2007 (Bethany Lutheran Village B)
                     (LOC: National City Bank)                                                0.210        01/07/10   $     500,000
      4,000,000   Cuyahoga Co OH Hsg Rev Ser 2009 A (Euclid Ave Hsg Corp)
                     (LOC: PNC Bank NA)                                                       0.190        01/07/10       4,000,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $ 238,680,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 100.3%
                  (Amortized Cost $311,323,915)                                                                       $ 311,323,915

                  OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                                                    (835,043)
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                                $ 310,488,872
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Municipal Bonds      $          --  $ 311,323,915  $          --  $ 311,323,915

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Tax-Free Money Market Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 28.9%
$     1,000,000   Boone Twp IN Sch Bldg Corp BANS Ser 2009                                    1.500        01/05/10   $   1,000,000
        200,000   AMP OH Elec Rev BANS Ser 2009 (Seville Village)                             3.000        01/15/10         200,019
        385,000   Calcasieu Parish LA SD No 034 UTGO Ser 2009                                 2.000        01/15/10         385,073
        100,000   DeKalb IN Cent High Sch First Mtg Ser 2006                                  4.000        01/15/10         100,128
        100,000   Boston MA UTGO Ser 2001 A                                                   4.250        02/01/10         100,308
        215,000   Kerkhoven Murdock Sunburg MN ISD No 775 UTGO Ser 2003 A                     3.000        02/01/10         215,414
        100,000   PA St UTGO First Ser 2004                                                   5.250        02/01/10         100,388
        270,000   San Antonio TX Elec & Gas Ser 2000 A Pre-refunded @ $100                    5.750        02/01/10         271,096
        250,000   San Antonio TX Elec & Gas Ser 2000 A Pre-refunded @ $100                    5.750        02/01/10         251,075
        100,000   Seattle WA Wtr Sys Rev Ser 2006                                             4.000        02/01/10         100,278
        200,000   Spring-Ford PA Area SD UTGO Ser 2006                                        3.500        02/01/10         200,375
        426,000   Hillsboro OH Var Purp LTGO BANS Ser 2009                                    2.750        02/03/10         426,000
        200,000   North Harris TX Dist LTGO Ser 2002 (Montgomery Cmnty College)               5.000        02/15/10         201,052
        150,000   Tuscaloosa AL UTGO Wts Ser 2002                                             4.150        02/15/10         150,499
        400,000   Beech Grove IN Cent Sch Bld Corp BANS Ser 2009                              3.000        03/01/10         400,000
        395,000   Beech Grove IN Cent Sch Bld Corp BANS Ser 2009                              3.000        03/01/10         395,000
        475,000   Columbus IN Multi-High Sch Bldg Corp BANS Ser 2009                          2.000        03/01/10         475,000
        100,000   Fort Worth TX General Purp LTGO Ser 2004                                    5.000        03/01/10         100,633
        200,000   HI St UTGO ETM Ser 2006                                                     5.000        03/01/10         201,298
        200,000   NV St Cap Impt LTGO Ser 2005 J (Parks & Cultural)                           5.000        03/01/10         201,369
        100,000   Terrebonne Parish LA Pub Impt Sales & Use Tax Ser 2009 ST                   2.000        03/01/10         100,121
        317,000   Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS Ser 2009                       2.500        03/10/10         317,438
        500,000   Willowick OH Var Purp Impt LTGO BANS Ser 2009                               2.500        03/10/10         500,229
        300,000   Hamilton Twp OH Infra LTGO BANS Ser 2009                                    2.850        03/17/10         300,365
        700,000   Crestline OH Exmp Village SD Classroom Facs UTGO BANS Ser 2009              2.500        03/31/10         702,475
        125,000   Green Bay WI Area Pub SD Unrefunded Balance 2009 UTGO Ser 2000              5.000        04/01/10         126,333
        250,000   Green Bay WI Area Pub SD UTGO Ser 2001                                      4.400        04/01/10         252,254
         40,000   Green Bay WI Area Pub SD UTGO ETM Ser 2000                                  5.000        04/01/10          40,427
        460,000   LA Loc Govt Environmental Facs Cmnty Dev Auth Rev
                     Ser 2009 (Lake Charles)                                                  2.000        04/01/10         461,129
        485,000   LA Loc Govt Environmental Facs Cmnty Dev Auth Rev Ser 2009
                     (Caddo-Bossier Port)                                                     2.000        04/01/10         486,193
        150,000   NY St Hwy Auth Second Gen Hwy & Brdg Tr Fd Ser 2007 A                       5.000        04/01/10         151,476
        100,000   TX St Transn Commn First Tier Ser 2007                                      5.000        04/01/10         101,125
        105,000   NY St UTGO Ser 2005 C                                                       4.000        04/15/10         106,049
        100,000   MA St College Bldg Auth Rev Ser 2000 Pre-refunded @ $100                    5.375        05/01/10         101,608
        250,000   OH St Hwy Cap Impts UTGO Ser 2008 (Buckeye Savers L)                        3.500        05/01/10         252,332
        100,000   WI St UTGO Ser 2001                                                         5.500        05/01/10         101,567
        100,000   Van Buren Co MI LTGO Ser 2001 (Sister Lakes Area San Sew Disp)
                     Pre-refunded @ $100                                                      4.600        05/01/10         101,868
        300,000   Fayette Co OH LTGO BANS Ser 2009                                            3.125        05/13/10         300,667
        100,000   NV St LTGO Ser 1997 A-2                                                     6.000        05/15/10         101,978
        115,000   CT St UTGO Ser 2005 C                                                       5.000        06/01/10         117,070
        500,000   Middletown OH CSD Sch Impt UTGO BANS Ser 2009                               2.750        06/01/10         501,529
        100,000   OH St Wtr Dev Auth PCR Ser 2003 (Ln Fd)                                     5.000        06/01/10         101,827
        100,000   Snohomish Co WA SD No 002 Everett UTGO Ser 2004                             5.000        06/01/10         101,780
        100,000   Morris NY Cent SD UTGO Ser 2003                                             3.500        06/15/10         101,312
        100,000   OH St Major New St Infrastructure Rev Ser 2008                              3.250        06/15/10         101,207
        100,000   OH St Major New St Infrastructure Rev Ser 2002                              5.000        06/15/10         101,946
        550,000   AMP OH Elec Rev BANS Ser 2009 (Newton Falls)                                3.000        06/30/10         550,672
        200,000   Coconino Co AZ Cmnty College Dist UTGO Ser 2009                             2.000        07/01/10         201,055
        100,000   DE Transportation Auth Sys Rev Ser 2007 A                                   4.000        07/01/10         101,740
        250,000   IN St Office Bldg Commn Facs Rev Ser 2004 (Southeast Regl Treament Ctr E)   3.500        07/01/10         253,732
        100,000   Oklahoma Co OK ISD No 012 Edmond Bldg UTGO Ser 2006                         4.000        07/01/10         101,619
        200,000   Alberquerque NM GO Ser 2007                                                 3.500        08/01/10         203,539
        250,000   Palm Beach Co FL Libr Dist Impt UTGO Ser 2006                               3.375        08/01/10         253,970
        530,500   Bratenahl OH LTGO BANS Ser 2009 (Greenspace)                                2.350        08/27/10         531,691

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 28.9% (CONTINUED)
$       500,000   Chillicothe OH Garage Fac LTGO BANS Ser 2009                                3.500        08/27/10   $     502,398
        800,000   Union Twp OH Var Purp LTGO BANS Ser 2009                                    1.250        09/14/10         803,064
        500,000   Cuyahoga Heights OH Var Purp LTGO BANS Ser 2009                             2.150        09/21/10         502,310
        800,000   Jeffersonville IN BANS Ser 2009                                             2.000        09/23/10         800,000
        300,000   AMP OH Elec Rev BANS Ser 2009 (Hubbard)                                     2.250        11/10/10         300,639
        500,000   AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)                                 2.250        11/11/10         501,067
        445,000   Harrison OH LTGO TANS Ser 2009                                              1.750        12/09/10         447,681
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $  17,262,487
------------------------------------------------------------------------------------------------------------------------------------

                  FLOATING & VARIABLE RATE DEMAND NOTES -- 70.9%
        500,000   Cuyahoga Co OH Rev Ser 2004 (Cleveland Clinic) (SPA: Bank of Nova Scotia)   0.100        01/01/10         500,000
      1,400,000   OH St Solid Wst Rev Ser 2000 (BP Exploration & Oil)                         0.100        01/01/10       1,400,000
        200,000   Orange Co FL Hlth Facs Auth Ser 2007 A-1 (Orlando Regl Hlthcare)
                     (SPA: Dexia Credit Local)                                                0.160        01/01/10         200,000
        200,000   Jacksonville FL Hlth Facs Auth Hosp Rev Ser 2003 A
                     (LOC: Bank of America NA)                                                0.080        01/01/10         200,000
      1,400,000   Sarasota Co FL Pub Hosp Dist Rev Ser 2008 (Sarasota Mem Hosp A)
                     (LOC: Northern Trust Co)                                                 0.070        01/01/10       1,400,000
      1,000,000   CO Edl & Cultural Facs Auth Rev Ser 2006 (Parker & Denver HS)
                     (LOC: Bank of America NA)                                                0.400        01/01/10       1,000,000
        700,000   Martin Co FL PCR Ser 2000 (FL Pwr & Light Co)                               0.100        01/01/10         700,000
      1,200,000   West Valley UT IDR Ser 1987 (Johnson Matthey Inc)
                     (LOC: HSBC Bank USA NA)                                                  0.150        01/01/10       1,200,000
      1,400,000   Allen Co OH Hosp Facs Rev Ser 2008 A (Catholic Hlthcare)
                     (LOC: Bank of America NA)                                                0.230        01/01/10       1,400,000
        300,000   Cuyahoga Co OH Rev Subser B1 Ser 2004 (Cleveland Clinic)
                     (SPA: JPMorgan Chase Bank)                                               0.100        01/01/10         300,000
      1,500,000   Power Co ID PCR Ser 1985 (FMC Corp Proj) (LOC: Wachovia Bank NA)            0.080        01/01/10       1,500,000
        295,000   Grand Forks ND Hosp Fac Rev Ser 1992 (United Hosp) (LOC: LaSalle Bank)      0.270        01/01/10         295,000
      2,025,000   New York NY UTGO Ser 1993 (LOC: JPMorgan Chase Bank)                        0.100        01/01/10       2,025,000
        300,000   CA Fing Auth Res Recovery PCR Ser 1988 (Burney Forest Prods A)
                     (LOC: Union Bank of California)                                          0.300        01/01/10         300,000
        200,000   Orange Co FL Sch Brd COP Ser 2008 E (LOC: Wachovia Bank NA)                 0.070        01/01/10         200,000
      1,015,000   Grand Forks ND Hlthcare Facs Rev Ser 1996 (LOC: LaSalle Bank)               0.270        01/01/10       1,015,000
      1,740,000   VT Edl & Hlth Bldgs Ser 2008 (Brattleboro Mem Hosp)
                     (LOC: TD Banknorth NA)                                                   0.070        01/01/10       1,740,000
        500,000   Puerto Rico Cmnwlth UTGO Ser 2007 A-6 (LOC: UBS AG)                         0.070        01/01/10         500,000
      1,000,000   Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts) (LOC: FHLMC)          0.240        01/06/10       1,000,000
        505,000   Hillsborough Co FL IDR Ser 1996 (Vigo Importing Co)
                     (LOC: Bank of America NA)                                                0.720        01/06/10         505,000
      1,000,000   IL Fin Auth Rev Ser 2008 (Lake Forest College) (LOC: Northern Trust Co)     0.330        01/06/10       1,000,000
      1,100,000   Scio Twp MI EDR Ser 1982 (ADP)                                              1.440        01/06/10       1,100,000
        520,000   Winston-Salem NC Urban Redev Mtg Rev Ser 1989
                     (Summit Sq Garden Apts)                                                  0.670        01/06/10         520,000
        600,000   OH St Air Quality Dev Auth PCR Ser 2006 (FirstEnergy B)
                     (LOC: Wachovia Bank NA)                                                  0.240        01/06/10         600,000
        350,000   Columbus OH Regl Arpt Auth Rev Ser 2004 (Pooled Fing Prog A)
                     (LOC: US Bank NA)                                                        0.230        01/07/10         350,000
        240,000   CA Infra EDB IDR Ser 2000 A (Metrotile Mfg) (LOC: Comerica Bank)            0.520        01/07/10         240,000
        100,000   CA Statewide Cmntys IDR Ser 2001 A (American Modular Sys)
                     (LOC: Bank of the West)                                                  0.350        01/07/10         100,000
      1,150,000   Dayton KY TIF & Spl Assmt Ser 2008 (Belmont Lake) (LOC: LaSalle Bank NA)    0.330        01/07/10       1,150,000
        800,000   Greenwood IN EDR Ser 1999 (Hutchinson Hayes) (LOC: National City Bank)      0.590        01/07/10         800,000
        500,000   Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware)
                     (LOC: Wells Fargo Bank)                                                  0.470        01/07/10         500,000
        700,000   IL Fin Auth IDR Ser 2005 A (E Kinast) (LOC: JPMorgan Chase Bank)            1.070        01/07/10         700,000
        850,000   Indianapolis IN EDR Ser 1999 (Pedcor Invts Wtrfront B) (LOC: FHLB)          0.570        01/07/10         850,000
        720,000   Indianapolis IN MFH Rev Ser 2004 (Nora Commons) (LOC: FHLB)                 0.350        01/07/10         720,000

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
    AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 70.9% (CONTINUED)
$       400,000   Jacksonville FL Hlth Facs Auth Ser 1997 (River Garden/Coves)
                     (LOC: Wachovia Bank NA)                                                  0.320        01/07/10   $     400,000
        320,000   Lancaster NE IDR Ser 2000 (Garner Inds) (LOC: Wells Fargo Bank)             0.570        01/07/10         320,000
        700,000   Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge)
                     (LOC: US Bank NA)                                                        0.500        01/07/10         700,000
      1,915,000   Lexington-Fayette Co KY Rev IBR Ser 2006 (Eastland Pkwy)
                     (LOC: US Bank NA)                                                        0.400        01/07/10       1,915,000
        600,000   Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH)
                     (LOC: National City Bank)                                                0.460        01/07/10         600,000
      1,000,000   MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn)
                     (LOC: TD Banknorth NA)                                                   0.350        01/07/10       1,000,000
        240,000   Maricopa Co AZ IDA Hsg Rev Ser 2004 A (San Angelin Apts) (LOC: FNMA)        0.370        01/07/10         240,000
      1,000,000   Southglenn Met Dist CO Rev Ser 2007 (LOC: BNP Paribas)                      0.250        01/07/10       1,000,000
      1,400,000   St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)       1.070        01/07/10       1,400,000
        980,000   OH St Higher Edl Fac Rev Ser 2008 (Otterbein College)
                     (LOC: JPMorgan Chase Bank)                                               1.950        01/07/10         980,000
      2,073,000   Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc)
                     (LOC: Wachovia Bank NA)                                                  0.320        01/07/10       2,073,000
        750,000   Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler)
                     (LOC: Northern Trust Co)                                                 0.380        01/07/10         750,000
        300,000   Volusia Co FL IDA Rev Ser 2008 (Retirement Hsg Fndtn)
                     (LOC: KBC Bank NV)                                                       0.230        01/07/10         300,000
        900,000   WA St HFA MFH Rev Ser 2003 A (Rosemont Apts) (LOC: FHLB)                    0.320        01/07/10         900,000
        300,000   Duval Co FL HFA MFH Rev Ser 1997 (Sunbeam Rd Apts)
                     (LOC: US Bank NA)                                                        0.230        01/07/10         300,000
        550,000   Hillsborough Co FL IDA Pur Rev Ser 2006 (Carrollwood Day Sch)
                     (LOC: Wells Fargo Bank)                                                  0.220        01/07/10         550,000
        300,000   Port Orange FL Rev Ser 2002 (Palmer College)
                     (LOC: Bank of America NA)                                                0.250        01/07/10         300,000
      2,200,000   Maricopa Co AZ IDA Rev Ser 2008 (Valley of the Sun YMCA)
                     (LOC: US Bank NA)                                                        0.150        01/07/10       2,200,000
        450,000   Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council Multi A)
                     (LOC: HSBC Bank USA NA)                                                  4.000        06/15/10         450,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $  42,388,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.8%
                  (Amortized Cost $59,650,487)                                                                        $  59,650,487

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                                             127,411
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                                $  59,777,898
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Municipal Bonds       $         --   $ 59,650,487   $         --   $ 59,650,487

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments
December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolio of Investments are the coupon rates in effect at December 31, 2009.

Put Bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PLC - Public Limited Company
SD - School District
SPA - Stand-by Purchase Agreement
TANS - Tax Anticipation Notes
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)
December 31, 2009
--------------------------------------------------------------------------------

As of December 31, 2009, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 86.2% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from federal income tax. As of December 31, 2009, 23.5% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 9.7% in the State of Indiana and 6.3% in the State of Kentucky.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2009, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of December 31, 2009, classified by revenue source, was as follows:

                                    FLORIDA TAX-FREE   OHIO TAX-FREE      OHIO TAX-FREE         TAX-FREE
                                      MONEY MARKET          BOND           MONEY MARKET       MONEY MARKET
                                          FUND              FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------
General Obligations                        8.3%            43.4%               3.1%               11.5%
-----------------------------------------------------------------------------------------------------------
Revenue Bonds:
    Industrial Development/
    Pollution Control                      6.4%              --                1.4%                8.2%
    Hospital/Health Care                  15.5%            21.3%              38.7%               16.3%
    Utilities/Water & Sewer                9.2%             7.5%               8.0%               10.6%
    Education                              8.9%             9.9%              19.9%               14.4%
    Housing/Mortgage                      33.6%              --                3.7%               14.1%
    Economic Development                    --               --                5.7%                8.1%
    Public Facilities                      4.7%              --                3.6%                 --
    Transportation                          --              1.7%               0.9%                0.4%
    Special Tax                            2.0%              --                4.4%                6.9%
    Prerefunded/Escrowed to Maturity        --             15.4%                --                  --
    Miscellaneous                         11.4%             0.8%              10.6%                9.5%
-----------------------------------------------------------------------------------------------------------
Total Investments                        100.0%           100.0%             100.0%              100.0%
===========================================================================================================

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 through December 31, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2009" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

                                                                                                           EXPENSES
                                                         NET EXPENSE     BEGINNING        ENDING          PAID DURING
                                                             RATIO        ACCOUNT        ACCOUNT        THE SIX MONTHS
                                                          ANNUALIZED       VALUE          VALUE              ENDED
                                                         DECEMBER 31,     JULY 1,      DECEMBER 31,      DECEMBER 31,
                                                             2009          2009            2009              2009*
----------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
  Actual                                                    0.63%       $ 1,000.00     $ 1,000.10           $ 3.16
  Hypothetical                                              0.63%       $ 1,000.00     $ 1,022.04           $ 3.20

OHIO TAX-FREE BOND FUND
  Class A               Actual                              0.85%       $ 1,000.00     $ 1,046.20           $ 4.38
  Class A               Hypothetical                        0.85%       $ 1,000.00     $ 1,020.92           $ 4.33

  Class C               Actual                              1.60%       $ 1,000.00     $ 1,042.20           $ 8.24
  Class C               Hypothetical                        1.60%       $ 1,000.00     $ 1,017.14           $ 8.14

OHIO TAX-FREE MONEY MARKET FUND
  Class A               Actual                              0.72%       $ 1,000.00     $ 1,000.30           $ 3.65
  Class A               Hypothetical                        0.72%       $ 1,000.00     $ 1,021.56           $ 3.69

  Institutional Class   Actual                              0.52%       $ 1,000.00     $ 1,001.40           $ 2.64
  Institutional Class   Hypothetical                        0.52%       $ 1,000.00     $ 1,022.57           $ 2.66

TAX-FREE MONEY MARKET FUND
  Class A               Actual                              0.87%       $ 1,000.00     $ 1,000.30           $ 4.39
  Class A               Hypothetical                        0.87%       $ 1,000.00     $ 1,020.81           $ 4.44

  Class S               Actual                              0.91%       $ 1,000.00     $ 1,000.10           $ 4.60
  Class S               Hypothetical                        0.91%       $ 1,000.00     $ 1,020.61           $ 4.64

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 19, 2009, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Tax-Free Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement was in the best interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and
(4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived portions of the advisory fees. The Board also noted that the Advisor pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month, twelve-month, and thirty-six month periods ended September 30, 2009 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds' performance.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the advisory fees paid by the Funds in order to reduce the Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Florida Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2009 was in the 3rd quartile of its peer group and in the 4th quartile of its peer group for the twelve-month and thirty-six month periods ended September 30, 2009. The Board took into account management's discussion regarding the Fund's performance and its proposed actions with respect to the Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Ohio Tax-Free Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee and the cap on the Fund's expenses had increased on November 1, 2008. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2009 was in the 4th quartile of its peer group, and in the 1st quartile of its peer group for the twelve-month period and thirty-six month period ended September 30, 2009. The Board noted management's discussion of the Fund's more recent performance. The Board noted that the Fund had implemented changes to its investment strategy on April 29, 2008. Based upon their review, the Trustees concluded that the Fund's overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Ohio Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board also noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund. The Fund's performance for the six-month period, twelve-month period, and thirty-six month period ended September 30, 2009 was in the 1st quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee and management's discussion of the Fund's expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2009 was in the 1st, 2nd and 3rd quartiles, respectively, of its peer group. The Board noted the Fund's improved more recent performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increase. The Board noted that the current advisory fee for the Ohio Tax-Free Money Market Fund currently reflected such economies of scale. The Board also noted that if a Fund's assets increased over time, the Fund also might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices, or if not satisfactory, is being addressed; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation;
(3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund's assets increased.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and considered the following information:

Florida Tax-Free Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Ohio Tax-Free Bond Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Ohio Tax-Free Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable given in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Tax-Free Money Market Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month, twelve-month, and thirty-six month periods ended September 30, 2009 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices, or if not satisfactory, is being adequately addressed; (d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

================================================================================
PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.*, Capital Analysts Incorporated and W&S Brokerage Services, Inc.

*     Touchstone Securities, Inc. serves as the underwriter to the Touchstone
      Funds.

A Member of Western & Southern Financial Group(R)

THE PRIVACY PROTECTION POLICY IS NOT PART OF THE ANNUAL REPORT.

================================================================================

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

[LOGO] TOUCHSTONE INVESTMENTS(R)

303 Broadway, Suite 1100
Cincinnati, OH  45202-4203



--------------------------------------------------------------------------------


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TOUCHSTONE INVESTMENTS


DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group


                                                            TSF-58-TTFT-SAR-0912

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(2) Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith.

(b)     Certifications required by Item 11 (b) of Form N-CSR are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
------------------------
Jill T. McGruder
President

Date: March 3, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
------------------------
Jill T. McGruder
President

Date: March 3, 2010

/s/ Terrie A. Wiedenheft
------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: March 2, 2010